Note 34 - Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of dividends paid [text block]
	2023	2022	2021

Dividends declared to owners of the Company	8,752	8,975	6,068
Dividends declared to NCI	1,512	1,814	2,001
	10,264	10,789	8,069
Dividends declared and paid to owners of the Company	8,752	7,178	6,068
Dividends declared and paid to NCI	550	1,728	2,001
Dividends declared and due to owners of the Company	-	1,797	-
Dividends declared and due to NCI	1,048	86	-
	10,350	10,789	8,069
Declaration date	cents per share
January 14, 2021	11.0
April 15, 2021	12.0
July 15, 2021	13.0
October 14, 2021	14.0
January 13, 2022	14.0
April 18, 2022	14.0
July 14, 2022	14.0
October 13, 2022	14.0
December 30, 2022	14.0
April 3, 2023	14.0
June 29, 2023	14.0
September 28, 2023	14.0